Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2019 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2020	$ 8,426
2021	7,872
2022	7,178
2023	6,822
2024	6,264
2025 and thereafter	28,784
Total undiscounted cash flows	65,346
Less imputed interest	(13,640)
Present value of lease liabilities	$ 51,706